Related party transactions (Narrative) (Details) - Barclays PLC [member]	6 Months Ended
Jun. 30, 2019
Disclosure of transactions between related parties [line items]
Name of ultimate parent of group	Barclays PLC
Ordinary shares [member]
Disclosure of transactions between related parties [line items]
Percentage of issued share capital	100.00%